UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23179

First Trust Alternative Opportunities Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

First Trust
Capital Management

FIRST TRUST ALTERNATIVE OPPORTUNITIES FUND

Class A Shares - VFLAX
Class I Shares - VFLEX

Semi-Annual Report
September 30, 2023
(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | 21st Floor | Chicago, IL 60606 | P: 773.828.6700

First Trust Alternative Opportunities Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Alternative Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES – 8.5%
$4,747,605	Banco Santander, S.A. 9.722%, 8/15/20372	$5,019,141
1,495,957	Series 2021-1, Class CLN, 12.722% (3-Month Euribor+900 basis points), 8/15/20372	1,585,471
4,000,000	3.723%, 5/2/20452	4,228,777
10,000,000	BNP Paribas S1 Mezzanine Debt 13.441%, 10/12/20322	10,571,942
12,000,000	Colossus 2023-2 F2 16.186%, 4/22/20332	14,641,289
16,000,000	Fondo de Titulizacion PYMES Magdalena 7 Series 7, Class NOTE, 13.955% (3-Month Euribor+1,000 basis points), 12/23/20422	16,915,107
7,500,000	Granville Ltd. Series 2023-1X, Class E2, 14.810% (SOFR Rate+975 basis points), 7/31/20312	7,500,000
37,093	Mosaic Solar Loan Trust Series 2019-1A, Class B, 0.000%, 12/21/20433,4	30,709
3,000,000	Nightingale Ltd. Series 2021-1LF, 14.927%, 4/1/20282	3,660,322
10,000,000	Santander Bank Auto Credit-Linked Notes Series Series 2023-A, Class F, 13.752%, 6/15/20333,4	9,982,950
3,000,000	Series 2023-A, Class G, 24.695%, 6/15/20333,4	2,998,500
14,000,000	St. Lawrence Corp. Series 2023-1X, Class MEZZ, 15.050% (SOFR Rate+975 basis points), 5/25/20332	14,000,000
	TOTAL ASSET-BACKED SECURITIES (Cost $92,091,928)	91,134,208
	BANK LOANS – 9.3%
2,610,508	Advantage Capital Holdings, LLC 5.000% Cash, 8.000% PIK, 4/14/20271,5	2,519,140
1,229	12.500% PIK, 4/14/20271,5	4,643,230
299,436	BJ Services 11.830%, 12/1/20231	275,481
7,000,000	Black Rifle Coffee Company, LLC 13.200%, 12/31/20271	6,930,000
1,828,590	Challenge Manufacturing Company, LLC 15.968%, 12/18/20251	1,773,732
7,500,000	Cherco, LLC 16.739%, 9/1/20251	7,387,500
19,490,075	Florida Marine 14.640%, 9/1/20251	19,684,976
3,500,000	GH Group, Inc. 16.500%, 12/10/20261	3,307,500

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$5,459,814	IFit, Inc. 16.634%, 2/24/20271	$5,159,525
6,198,196	Lucky Bucks Holdings, LLC 12.500%, 5/29/20281	—
9,446,846	Nova Compression, LLC 11.627%, 9/1/20251	9,730,251
236,284	Premier Brands Group Holdings, LLC 9.116%, 3/20/20241	230,377
10,267,130	Shryne Group, Inc. 16.500%, 5/26/20261	10,267,130
15,960,000	Steward Health Care System, LLC 16.182%, 12/31/20271	15,441,300
9,166,415	Stronghold Digital Mining, Inc. 15.318%, 11/16/20251	8,845,591
1,351,327	Wellbore Integrity Solutions, LLC 12.276%, 12/31/20241	1,351,327
2,004,095	18.955%, 12/31/20241	1,994,074
	TOTAL BANK LOANS (Cost $104,617,569)	99,541,134

Number of Shares
	CLOSED-END FUNDS – 18.9%
6,789	Apollo Diversified Credit Fund – Class I	146,570
567,120	BC Partners Lending Corp.6	12,470,961
2,556,984	Cliffwater Corporate Lending Fund – Class I	27,615,428
4,998,945	Cliffwater Enhanced Lending Fund – Class I	54,888,412
26,181	Invesco Dynamic Credit Opportunities Fund – Class AX	295,062
695,241	Opportunistic Credit Interval Fund – Class I6	8,224,702
762,871	Palmer Square Capital BDC, Inc.6	12,938,290
697,899	Palmer Square Opportunistic Income Fund6	12,052,726
2,900,994	Pender Real Estate Credit Fund – Class I6	29,125,984
1,300,841	Pomona Investment Fund LP	22,737,271
464,554	StepStone Private Markets – Class I*	21,926,937
	TOTAL CLOSED-END FUNDS (Cost $189,874,728)	202,422,343

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS – 20.4%
$815,000	AIMCO CLO Series 2017-AA, Class DR, 8.738% (3-Month Term SOFR+341 basis points), 4/20/20344,7	$802,684
1,000,000	ALM Ltd. Series 2020-1A, Class D, 11.570% (3-Month Term SOFR+626 basis points), 10/15/20294,7	965,555
500,000	AMMC CLO XXVI Ltd. Series 2023-26A, Class E, 13.423% (3-Month Term SOFR+828 basis points), 4/15/20364,7	504,938
5,000,000	Antares Loan Funding – Class C 12.326%, 3/1/2026	5,000,000
7,000,000	Antares Loan Funding CLO 0.000%, 2/17/20321	7,673,035
1,000,000	Apidos CLO Ltd. Series 2018-29A, Class D, 10.863% (3-Month Term SOFR+551 basis points), 7/25/20304,7	942,656
1,000,000	Series 2017-28A, Class C, 8.088% (3-Month Term SOFR+276 basis points), 1/20/20314,7	963,843
500,000	Series 2015-20A, Class DR, 11.270% (3-Month Term SOFR+596 basis points), 7/16/20314,7	466,104
1,000,000	Series 2023-44A, Class E, 13.307% (3-Month Term SOFR+825 basis points), 4/26/20354,7	1,003,346
1,000,000	Series 2023-45A, Class E, 13.564% (3-Month Term SOFR+840 basis points), 4/26/20364,7	1,011,841
1,314,428	Ares Capital Corp. 0.000%, 7/11/20331	1,326,889
850,000	Ares L CLO Ltd. Series 2018-50A, Class D, 8.470% (3-Month Term SOFR+316 basis points), 1/15/20324,7	826,040
1,000,000	Atrium XIV, LLC Series 14A, Class D, 8.520% (3-Month Term SOFR+321 basis points), 8/23/20304,7	990,193
1,000,000	Bain Capital Credit CLO Ltd. Series 2018-1A, Class D, 8.307% (3-Month Term SOFR+296 basis points), 4/23/20314,7	927,120
750,000	Barings CLO Ltd. Series 2017-1A, Class E, 11.572% (3-Month Term SOFR+626 basis points), 7/18/20294,7	724,612
1,500,000	Bean Creek CLO Ltd. Series 2015-1A, Class DR, 8.338% (3-Month Term SOFR+301 basis points), 4/20/20314,7	1,446,070
1,500,000	Benefit Street Partners CLO V-B Ltd. Series 2018-5BA, Class C, 8.518% (3-Month Term SOFR+319 basis points), 4/20/20314,7	1,451,055

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$1,250,000	Benefit Street Partners CLO XVII Ltd. Series 2019-17A, Class DR, 8.920% (3-Month Term SOFR+361 basis points), 7/15/20324,7	$1,246,685
1,000,000	Benefit Street Partners CLO XXIII Ltd. Series 2021-23A, Class E, 12.423% (3-Month Term SOFR+707 basis points), 4/25/20344,7	982,711
4,000,000	BFNS, LLC Series 2022-1A, Class C, 7.000%, 7/10/20353,4,7	3,385,675
750,000	Bryant Park Funding Ltd. Series 2023-21A, Class E, 0.000% (3-Month Term SOFR+847 basis points), 10/18/20361,4,7	727,500
1,000,000	Carbone CLO Ltd. Series 2017-1A, Class C, 8.188% (3-Month Term SOFR+286 basis points), 1/20/20314,7	966,297
1,800,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-4RA, Class C, 8.470% (3-Month Term SOFR+316 basis points), 7/15/20304,7	1,669,383
1,000,000	Carlyle U.S. CLO Ltd. Series 2017-2A, Class C, 9.288% (3-Month Term SOFR+396 basis points), 7/20/20314,7	948,198
520,000	Catamaran CLO Ltd. Series 2018-1A, Class D, 9.263% (3-Month Term SOFR+391 basis points), 10/25/20314,7	501,617
1,100,000	Catskill Park CLO Ltd. Series 2017-1A, Class D, 11.588% (3-Month Term SOFR+626 basis points), 4/20/20294,7	970,416
1,000,000	CIFC Funding Ltd. Series 2018-2A, Class D, 11.438% (3-Month Term SOFR+611 basis points), 4/20/20313,4,7,8	948,634
600,000	Series 2016-1A, Class D2RR, 9.845% (3-Month Term SOFR+451 basis points), 10/21/20314,7	600,023
1,000,000	Series 2014-3A, Class DR2, 9.007% (3-Month Term SOFR+366 basis points), 10/22/20314,7	974,742
750,000	Deer Creek CLO Ltd. Series 2017-1A, Class E, 11.938% (3-Month Term SOFR+661 basis points), 10/20/20304,7	750,589
1,000,000	Dryden 106 CLO Ltd. Series 2022-106A, Class D, 11.008% (3-Month Term SOFR+570 basis points), 10/15/20353,4,7,8	1,020,750
750,000	Dryden 30 Senior Loan Fund Series 2013-30A, Class DR, 8.226% (3-Month Term SOFR+286 basis points), 11/15/20283,4,7,8	726,972
1,000,000	Dryden 36 Senior Loan Fund Series 2014-36A, Class DR3, 9.260% (3-Month Term SOFR+395 basis points), 4/15/20294,7	990,288

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$1,270,000	Dryden 49 Senior Loan Fund Series 2017-49A, Class DR, 8.972% (3-Month Term SOFR+366 basis points), 7/18/20304,7	$1,238,349
1,500,000	Dryden XXVI Senior Loan Fund Series 2013-26A, Class DR, 8.270% (3-Month Term SOFR+296 basis points), 4/15/20294,7	1,458,917
750,000	Flatiron CLO, LLC Series 2023-1A, Class D, 10.293% (3-Month Term SOFR+525 basis points), 4/17/20364,7	767,773
1,000,000	Galaxy XXI CLO Ltd. Series 2015-21A, Class DR, 8.238% (3-Month Term SOFR+291 basis points), 4/20/20314,7	978,870
750,000	Galaxy XXVII CLO Ltd. Series 2018-27A, Class E, 11.413% (3-Month Term SOFR+604 basis points), 5/16/20314,7	702,632
1,000,000	Generate CLO Ltd. Series 2A, Class DR, 8.207% (3-Month Term SOFR+286 basis points), 1/22/20314,7	979,559
500,000	Generate VI CLO Ltd. Series 6A, Class ER, 12.407% (3-Month Term SOFR+706 basis points), 1/22/20354,7	496,509
1,000,000	Generate XII CLO Ltd. Series 2023-12A, Class E, 13.739% (3-Month Term SOFR+840 basis points), 7/20/20363,4,7,8	1,003,075
1,500,000	Harbor Park CLO Ltd. Series 2018-1A, Class D, 8.488% (3-Month Term SOFR+316 basis points), 1/20/20314,7	1,478,253
1,000,000	HPS Loan Management Ltd. Series 8A-2016, Class DR, 8.488% (3-Month Term SOFR+316 basis points), 7/20/20303,4,7,8	949,777
1,000,000	Series 2023-18A, Class E, 14.232% (3-Month Term SOFR+897 basis points), 7/20/20364,7	1,017,443
1,000,000	Invesco U.S. CLO Ltd. Series 2023-3A, Class E, 13.579% (3-Month Term SOFR+816 basis points), 7/15/20363,4,7,8	1,015,896
1,000,000	Madison Park Funding Ltd. Series 2023-63A, Class E, 13.652% (3-Month Term SOFR+857 basis points), 4/21/20354,7	1,017,930
1,000,000	Magnetite XXXV Ltd. Series 2022-35A, Class E, 13.251% (3-Month Term SOFR+790 basis points), 10/25/20354,7	1,008,520
750,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2023-19A, Class E, 14.156% (3-Month Term SOFR+890 basis points), 7/20/20364,7	767,997
16,084,782	Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/20333,4,6,8,9	13,170,499

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$750,000	Mountain View CLO IX Ltd. Series 2015-9A, Class CR, 8.690% (3-Month Term SOFR+338 basis points), 7/15/20314,7	$676,886
1,000,000	Mountain View CLO XV Ltd. Series 2019-2A, Class D, 9.940% (3-Month Term SOFR+463 basis points), 1/15/20334,7	975,295
500,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-27A, Class D, 8.170% (3-Month Term SOFR+286 basis points), 1/15/20304,7	482,305
500,000	New Mountain CLO 4 Ltd. Series CLO-4A, Class D, 10.387% (3-Month Term SOFR+550 basis points), 4/20/20364,7	509,059
750,000	Series CLO-4A, Class E, 13.037% (3-Month Term SOFR+815 basis points), 4/20/20364,7	753,768
1,000,000	Newark BSL CLO 2 Ltd. Series 2017-1A, Class CR, 8.763% (3-Month Term SOFR+341 basis points), 7/25/20303,4,7,8	966,128
750,000	OCP CLO Ltd. Series 2016-11A, Class DR, 12.112% (3-Month Term SOFR+676 basis points), 10/26/20304,7	722,615
700,000	Series 2014-5A, Class DR, 11.312% (3-Month Term SOFR+596 basis points), 4/26/20314,7	603,647
1,000,000	Series 2020-8RA, Class C, 9.402% (3-Month Term SOFR+401 basis points), 1/17/20324,7	987,569
750,000	Octagon 60 Ltd. Series 2022-1A, Class D1, 10.326% (3-Month Term SOFR+500 basis points), 10/20/20354,7	751,835
750,000	Octagon 70 Alto Ltd. Series 2023-1A, Class E, 12.065% (3-Month Term SOFR+666 basis points), 10/20/20361,4,7	712,500
1,000,000	Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR, 9.470% (3-Month Term SOFR+416 basis points), 7/15/20294,7	964,454
750,000	Octagon Investment Partners XVII Ltd. Series 2013-1A, Class DR2, 8.113% (3-Month Term SOFR+276 basis points), 1/25/20314,7	704,780
1,000,000	Octagon Investment Partners XXII Ltd. Series 2014-1A, Class DRR, 8.357% (3-Month Term SOFR+301 basis points), 1/22/20304,7	960,537
800,000	OSD CLO Ltd. Series 2023-27A, Class E, 13.303% (3-Month Term SOFR+825 basis points), 4/16/20353,4,7,8	800,161
1,000,000	OZLM VI Ltd. Series 2014-6A, Class CS, 8.700% (3-Month Term SOFR+339 basis points), 4/17/20314,7	959,768

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$1,500,000	OZLM XXI Ltd. Series 2017-21A, Class C, 8.258% (3-Month Term SOFR+293 basis points), 1/20/20314,7	$1,411,602
2,975,000	Palmer Square European Loan Funding Series 2022-1X, Class SUB, 0.000%, 10/15/20314,6,8	2,070,349
4,000,000	Series 2022-2X, Class SUB, 0.000%, 10/15/20314,6,8	3,011,520
4,000,000	Series 2022-3X, Class SUB, 0.000%, 4/12/20324,6,8	4,247,229
7,500,000	Series 2022-3X, Class E, 10.941% (3-Month Euribor+728 basis points), 4/12/20324,6,7	7,986,290
7,100,000	Series 2023-1A, Class SUB, 0.000%, 11/15/20323,4,6,8	6,846,355
3,700,000	Series 2023-1X, Class E, 10.311% (3-Month Euribor+653 basis points), 11/15/20324,6,7,8	3,804,161
8,325,000	Series 2023-2X, Class SUB, 0.000%, 1/15/20334,6,8	8,848,097
2,500,000	Series 2021-2X, Class SUB, 0.000%, 4/15/20354,6,8	1,890,534
10,000,000	Series 2023-1X, Class SUB, 0.000%, 7/15/20364,6,8	10,043,345
1,250,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/20/20283,4,6,8	993
2,250,000	Series 2020-4A, Class SUB, 0.000%, 11/25/20283,4,6,8	1,618,066
1,250,000	Series 2021-1A, Class SUB, 0.000%, 4/20/20293,4,6,8	883,115
2,150,000	Series 2021-2A, Class SUB, 0.000%, 5/20/20293,4,6,8	1,295,615
1,500,000	Series 2021-3A, Class SUB, 0.000%, 7/20/20293,4,6,8	972,195
3,100,000	Series 2021-4A, Class SUB, 0.000%, 10/15/20293,4,6,8	2,136,980
5,235,000	Series 2022-1A, Class SUB, 0.000%, 4/15/20303,4,6,8	4,163,811
6,000,000	Series 2022-2A, Class SUB, 0.000%, 10/15/20303,4,6,8	4,735,782
6,250,000	Series 2022-3A, Class SUB, 0.000%, 4/15/20313,4,6,8	6,316,550
4,675,000	Series 2023-1A, Class SUB, 0.000%, 7/20/20313,4,6,8	5,034,811
3,875,000	Series 2023-1A, Class D, 13.255% (3-Month Term SOFR+800 basis points), 7/20/20313,4,6,7,8	3,882,989
8,050,000	Series 2022-4A, Class SUB, 0.000%, 7/24/20313,4,6,8	7,232,886
3,700,000	Series 2022-4A, Class D, 12.636% (3-Month Term SOFR+729 basis points), 7/24/20313,4,6,7,8	3,672,359
12,750,000	Series 2023-4A, Class SUB, 0.000%, 10/20/20333,4,6,8	12,750,000
4,000,000	Series 2023-1A, Class SUB, 0.000%, 1/20/20363,4,6,8	3,943,673
9,500,000	Series 2023-2A, Class SUB, 0.000%, 4/20/20363,4,6,8	9,519,503
1,000,000	Regatta XV Funding Ltd. Series 2018-4A, Class C, 8.913% (3-Month Term SOFR+356 basis points), 10/25/20314,7	985,508
1,000,000	Regatta XXV Funding Ltd. Series 2023-1A, Class E, 13.664% (3-Month Term SOFR+841 basis points), 7/15/20363,4,7,8	1,012,370
750,000	RR 4 Ltd. Series 2018-4A, Class C, 8.520% (3-Month Term SOFR+321 basis points), 4/15/20304,7	725,505

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$750,000	RR 5 Ltd. Series 2018-5A, Class C, 8.670% (3-Month Term SOFR+336 basis points), 10/15/20314,7	$721,732
2,321,304	Silver Point Loan Funding, LLC 0.000%, 10/20/20331	2,402,835
825,000	Shackleton CLO Ltd. Series 2015-7RA, Class D, 8.900% (3-Month Term SOFR+359 basis points), 7/15/20314,7	782,688
	Sound Point CLO XVII Ltd.
1,500,000	Series 2017-3A, Class C, 8.588% (3-Month Term SOFR+326 basis points), 10/20/20303,4,7,8	1,333,226
625,000	Symphony CLO XIX Ltd. Series 2018-19A, Class D, 8.120% (3-Month Term SOFR+281 basis points), 4/16/20314,7	588,512
1,750,000	Texas Debt Capital CLO Ltd. Series 2023-2A, Class E, 12.826% (3-Month Term SOFR+766 basis points), 7/21/20354,7	1,760,061
750,000	Trinitas CLO XXII Ltd. Series 2023-22A, Class D, 11.263% (3-Month Term SOFR+619 basis points), 7/20/20364,7	767,473
1,250,000	Voya CLO Ltd. Series 2014-1A, Class CR2, 8.372% (3-Month Term SOFR+306 basis points), 4/18/20313,4,7,8	1,077,541
1,000,000	Series 2018-2A, Class D, 8.320% (3-Month Term SOFR+301 basis points), 7/15/20314,7	929,181
1,250,500	Series 2019-2A, Class D, 9.288% (3-Month Term SOFR+396 basis points), 7/20/20323,4,7,8	1,194,254
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $222,953,691)	217,619,463
	COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
539,620	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.000%, 2/25/20354,8,10	6
9,666	Connecticut Avenue Securities Trust Series 2019-R01, Class 2M2, 7.879% (30-Day SOFR Average+256 basis points), 7/25/20313,4,7	9,704
314	Series 2019-R03, Class 1M2, 7.579% (30-Day SOFR Average+226 basis points), 9/25/20313,4,7	314
340,476	DSLA Mortgage Loan Trust Series 2004-AR2, Class X2, 0.000%, 11/19/20444,8,10	429
300,000	GS Mortgage Securities Corp. Trust Series 2018-TWR, Class G, 9.555% (1-Month Term SOFR+422 basis points), 7/15/20313,7	25,988
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $319,964)	36,441

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 1.8%
	APPLIANCES – 0.0%
3,929	iRobot Corp.*,9	$148,909
	AUTO-CARS/LIGHT TRUCKS – 0.0%
1	Chijet Motor Co., Inc.*,11	1
	BROADCAST SERVICES/PROGRAMS – 0.0%
9,923	TEGNA, Inc.9	144,578
	COMMERCIAL BANKS-EASTERN US – 0.0%
16,773	Lakeland Bancorp, Inc.9	211,676
	E-COMMERCE/SERVICE – 0.0%
—12	SunCar Technology Group, Inc. – Class A*,11	2
	ENTERPRISE SOFTWARE/SERVICE – 0.1%
5,647	New Relic, Inc.*	483,496
	MACHINERY-PUMPS – 0.0%
6,667	CIRCOR International, Inc.*	371,685
	MEDICAL-BIOMEDICAL/GENERICS – 0.0%
3,261	Horizon Therapeutics PLC*,9,11	377,265
	MEDICAL-OUTPATIENT/HOME MEDICAL – 0.1%
5,880	Amedisys, Inc.*,9	549,192
	OIL COMP-EXPLORATION & PRODUCTION – 0.1%
4,105	Denbury, Inc.*	402,331
	OIL-FIELD SERVICES – 0.0%
1	Drilling Tools International Corp.*	3
	PIPELINES – 0.0%
—12	ONEOK, Inc.	33
	SPECIFIED PURPOSE ACQUISITIONS – 1.5%
1,456	Ace Global Business Acquisition Ltd.*,11	16,919
1,774	Achari Ventures Holdings Corp. I*	18,929
42,500	Acies Acquisition Corp. – Class A*	467,075
18,482	Alchemy Investments Acquisition Corp. I – Class A*,11	190,734
1,489	Alpha Star Acquisition Corp.*,11	16,215
19,429	Alphatime Acquisition Corp.*,11	204,587
24,475	AlphaVest Acquisition Corp.*,11	258,701
40,000	Apollo Strategic Growth Capital II – Class A*,11	420,400
19,609	Aquaron Acquisition Corp.*	207,463
86,880	Ares Acquisition Corp. – Class A*,11	934,829
42,210	Ares Acquisition Corp. II – Class A*,11	433,497
1,050	Arisz Acquisition Corp.*	11,267
64,880	Atlantic Coastal Acquisition Corp. II – Class A*	683,835
16,328	Bellevue Life Sciences Acquisition Corp.*	169,811
35,000	Bowen Acquisition Corp.*,11	356,650

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
42,480	CC Neuberger Principal Holdings III – Class A*,11	$463,032
63,888	Churchill Capital Corp. V – Class A*	664,435
50,000	Churchill Capital Corp. VI – Class A*	522,500
45,000	Churchill Capital Corp. VII – Class A*	470,250
1,764	Deep Medicine Acquisition Corp. – Class A*	20,551
9,833	Denali Capital Acquisition Corp. – Class A*,11	107,376
31,924	Distoken Acquisition Corp.*,11	336,479
19,672	dMY Squared Technology Group, Inc. – Class A*	205,574
23,028	ESH Acquisition Corp. – Class A*	233,043
12,228	Everest Consolidator Acquisition Corp. – Class A*	132,307
20,000	FutureTech II Acquisition Corp. – Class A*	217,600
1,763	Globalink Investment, Inc.*	18,952
23,908	Goldenstone Acquisition Ltd.	255,337
32,787	Gores Holdings IX, Inc. – Class A*	340,657
49,500	Hennessy Capital Investment Corp. VI – Class A*	512,325
19,947	Horizon Space Acquisition I Corp.*,11	210,241
14,391	Hudson Acquisition I Corp.*	154,559
61,243	InFinT Acquisition Corp.*,11	675,510
38,726	Inflection Point Acquisition Corp. II – Class A*,11	395,392
20,882	Innovative International Acquisition Corp. – Class A*,11	233,043
1,962	Integrated Rail and Resources Acquisition Corp. – Class A*	21,347
2,354	Integrated Wellness Acquisition Corp. – Class A*,11	25,800
10,018	Israel Acquisitions Corp.*,11	105,690
1,748	Kairous Acquisition Corp. Ltd.*,11	19,700
55,746	Lakeshore Acquisition II Corp.*,11	604,844
584	Learn CW Investment Corp. – Class A*,11	6,196
25,305	Mars Acquisition Corp.*,11	265,956
2,256	Monterey Acquisition Corp.*	25,245
45,622	Nabors Energy Transition Corp. II – Class A*,11	463,976
27,670	Newbury Street Acquisition Corp.*	290,535
2,885	NKGen Biotech, Inc.	29,167
2,282	Nocturne Acquisition Corp.*,11	25,946
2,885	OceanTech Acquisitions I Corp. – Class A*	31,822
1,750	OPY Acquisition Corp. I – Class A*	18,253
15,561	Papaya Growth Opportunity Corp. I – Class A*	166,192
25,000	Pearl Holdings Acquisition Corp. – Class A*,11	268,000
18,409	Plutonian Acquisition Corp.*	194,583
9,699	Pono Capital Three, Inc. – Class A*,11	102,324
1,896	Priveterra Acquisition Corp. – Class A*	20,458
19,479	Qomolangma Acquisition Corp.*	206,477

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
20,023	Redwoods Acquisition Corp.*	$213,645
59,301	Revelstone Capital Acquisition Corp. – Class A*	629,777
19,239	RF Acquisition Corp. – Class A*	204,895
52,326	Screaming Eagle Acquisition Corp. – Class A*,11	547,330
30,622	Seaport Global Acquisition II Corp. – Class A*	327,349
2,760	Sizzle Acquisition Corp.*	29,974
888	SportsMap Tech Acquisition Corp.*	9,484
15,965	TenX Keane Acquisition – Class A*,11	171,624
27,573	Trailblazer Merger Corp. I*	284,829
2,396	Tristar Acquisition I Corp. – Class A*,11	25,614
3,680	Welsbach Tech Metals	39,818
		15,936,925
	TOTAL COMMON STOCKS (Cost $18,157,974)	18,626,096

Principal Amount
	CORPORATE BONDS – 2.4%
	INVESTMENT COMPANIES – 2.4%
$2,135,377	Blackstone Private Credit Fund 2.625%, 12/15/20264	1,839,486
490,000	3.250%, 3/15/20274	425,925
3,000,000	Blue Owl Capital Corp. 3.750%, 7/22/20254,9	2,812,692
1,000,000	3.400%, 7/15/20264	897,533
500,000	2.875%, 6/11/20284	411,712
1,000,000	Blue Owl Capital Corp. II 4.625%, 11/26/20243,4	965,065
1,010,000	Blue Owl Capital Corp. III 3.125%, 4/13/20274	863,639
1,000,000	Blue Owl Credit Income Corp. 5.500%, 3/21/2025	967,506
158,000	7.750%, 9/16/20274	156,870
2,000,000	7.950%, 6/13/20283,4	1,984,360
2,250,000	Blue Owl Technology Finance Corp. 6.750%, 6/30/20253,4	2,182,502
500,000	4.750%, 12/15/20253,4	462,902
40,000	Capital Southwest Corp. 3.375%, 10/1/20264	35,185
1,000,000	Franklin BSP Lending Corp. 4.850%, 12/15/20243	961,147
152,000	3.250%, 3/30/20264	136,814

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INVESTMENT COMPANIES (Continued)
$600,000	FS KKR Capital Corp. 1.650%, 10/12/2024	$570,286
1,500,000	4.125%, 2/1/20254	1,441,962
2,000,000	2.625%, 1/15/20274	1,714,466
1,000,000	Golub Capital BDC, Inc. 3.375%, 4/15/20244	982,351
2,200,000	2.050%, 2/15/20274	1,854,796
1,000,000	Oaktree Specialty Lending Corp. 2.700%, 1/15/20274	862,238
3,000,000	7.100%, 2/15/20294	2,898,285
		25,427,722
	TOTAL CORPORATE BONDS (Cost $25,513,759)	25,427,722
Number of Shares
	MUTUAL FUNDS – 4.8%
1,930,975	Driehaus Event Driven Fund6	23,982,707
2,081,497	Glenmede Secured Options Portfolio – Class Institutional*,6	27,454,946
	TOTAL MUTUAL FUNDS (Cost $51,500,000)	51,437,653
	PRIVATE INVESTMENT FUNDS – 19.7%
N/A13	DSC Meridian Credit Opportunities Onshore Fund LP*,1	20,002,720
N/A13	Eisler Capital Multi Strategy Fund LP*,1	28,997,395
N/A13	HS Investments Fund LP	232,583
N/A13	Hudson Bay Fund LP*,1	9,399,447
N/A13	Linden Investors LP*,1	19,331,234
N/A13	Nuveen Real Estate U.S. Cities Industrial Fund LP*,1	8,343,104
N/A13	Nuveen Real Estate U.S. Cities Multifamily Fund LP*,1	7,971,447
N/A13	Oak Street Real Estate Capital Net Lease Property Fund LP	24,587,641
N/A13	Old Orchard Credit Fund LP1	13,974,113
N/A13	Point72 Capital LP*,1	28,620,798
N/A13	Quiet SPV R9, LP	2,247,664
N/A13	Rivernorth Capital Partners LP*,1	14,637,632
N/A13	Seer Capital Partners Fund LP*	2,715,493
N/A13	TCW Direct Lending VIII, LLC	13,205,949
N/A13	Walleye Opportunities Fund LP*,1	13,323,360
N/A13	Whitehawk IV-Plus Onshore Fund LP	3,547,777
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $201,017,669)	211,138,357

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS – 10.6%
790,690	Bailard Real Estate Investment Trust LP	$32,709,466
N/A13	Cire Real Estate Investment Trust, Inc.	30,165,492
1,086,671	Invesco Real Estate Income Trust, Inc. – Class I1	32,045,045
1,439,175	Jones Lang LaSalle Income Property Trust, Inc. – Class M-I	18,853,193
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $113,416,211)	113,773,196
	RIGHTS – 0.0%
481	ABIOMED, Inc., Expiration Date: December 30, 2029*,1,9	491
2,076	Accretion Acquisition Corp., Expiration Date: October 9, 2023*	117
4,393	AIB Acquisition Corp., Expiration Date: November 13, 2023*,11	254
1,489	Alpha Star Acquisition Corp., Expiration Date: October 10, 2023*,11	119
19,429	Alphatime Acquisition Corp., Expiration Date: November 16, 2023*,11	2,137
24,475	AlphaVest Acquisition Corp., Expiration Date: November 8, 2023*,11	3,916
19,609	Aquaron Acquisition Corp., Expiration Date: November 17, 2023*	5,412
1,050	Arisz Acquisition Corp., Expiration Date: November 10, 2023*	94
16,328	Bellevue Life Sciences Acquisition Corp., Expiration Date: May 22, 2024*	4,572
35,000	Bowen Acquisition Corp., Expiration Date: October 12, 2023*,11	5,250
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*	103
1,299	Brilliant Acquisition Corp., Expiration Date: November 14, 2023*,11	271
1,764	Deep Medicine Acquisition Corp., Expiration Date: November 28, 2023*	529
31,924	Distoken Acquisition Corp., Expiration Date: December 24, 2023*,11	6,066
923	Edoc Acquisition Corp., Expiration Date: November 3, 2023*,11	83
23,028	ESH Acquisition Corp., Expiration Date: July 20, 2024*	5,619
1,765	Financial Strategies Acquisition Corp., Expiration Date: November 28, 2023*,1	124
1,763	Globalink Investment, Inc., Expiration Date: December 6, 2023*	159
23,908	Goldenstone Acquisition Ltd., Expiration Date: November 15, 2023*	3,600
19,947	Horizon Space Acquisition I Corp., Expiration Date: November 21, 2023*,11	3,391
14,391	Hudson Acquisition I Corp., Expiration Date: November 14, 2023*	3,454
1,748	Kairous Acquisition Corp. Ltd., Expiration Date: October 12, 2023*,11	95
55,746	Lakeshore Acquisition II Corp., Expiration Date: November 15, 2023*,11	11,149
25,305	Mars Acquisition Corp., Expiration Date: February 14, 2024*,11	5,314
20,035	Metal Sky Star Acquisition Corp., Expiration Date: November 7, 2023*,11	2,607
1,689	Mountain Crest Acquisition Corp. V, Expiration Date: November 6, 2023*	339
2,282	Nocturne Acquisition Corp., Expiration Date: October 20, 2023*,11	263
3,780	NorthView Acquisition Corp., Expiration Date: November 9, 2023*	643

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
18,409	Plutonian Acquisition Corp., Expiration Date: November 14, 2023*	$3,314
19,479	Qomolangma Acquisition Corp., Expiration Date: November 18, 2023*	2,747
20,023	Redwoods Acquisition Corp., Expiration Date: October 14, 2023*	2,803
19,239	RF Acquisition Corp., Expiration Date: November 14, 2023*	2,116
15,965	TenX Keane Acquisition, Expiration Date: November 28, 2023*,11	3,804
27,573	Trailblazer Merger Corp. I, Expiration Date: May 13, 2024*	4,963
1,805	Viveon Health Acquisition Corp., Expiration Date: January 31, 2024*	92
3,680	Welsbach Technology Metals Acquisition Corp., Expiration Date: November 21, 2023*	478
	TOTAL RIGHTS (Cost $491)	86,488
	UNITS – 0.0%
	SPECIFIED PURPOSE ACQUISITIONS – 0.0%
20,343	Haymaker Acquisition Corp. IV*,9,11	212,584
	TOTAL UNITS (Cost $205,330)	212,584
	WARRANTS – 0.1%
68	7GC & Co. Holdings, Inc., Expiration Date: December 31, 2026*	8
789	Abacus Life, Inc., Expiration Date: July 1, 2027*	300
19,983	Able View Global, Inc., Expiration Date: May 15, 2028*,11	550
1,038	Accretion Acquisition Corp., Expiration Date: March 1, 2028*	23
1,456	Ace Global Business Acquisition Ltd., Expiration Date: December 31, 2027*,11	60
1,774	Achari Ventures Holdings Corp. I, Expiration Date: October 15, 2026*	85
287	Advantage Capital Holdings, LLC, Expiration Date: January 28, 2025*,1	702,499
14,925	AEON Biopharma, Inc., Expiration Date: July 21, 2028*	2,239
2,211	Agba Acquisition Ltd., Expiration Date: May 10, 2024*,11	42
9,241	Alchemy Investments Acquisition Corp. I, Expiration Date: June 26, 2028*,11	1,525
1,489	Alpha Star Acquisition Corp., Expiration Date: December 13, 2026*,11	11
19,429	Alphatime Acquisition Corp., Expiration Date: January 17, 2028*,11	991
1,165	ALSP Orchid Acquisition Corp. I, Expiration Date: November 30, 2028*,11	35
733	AltEnergy Acquisition Corp., Expiration Date: November 2, 2028*	38
862	American Acquisition Opportunity, Inc., Expiration Date: May 28, 2026*	36
22,500	Amprius Technologies, Inc., Expiration Date: September 14, 2027*	5,965
12,300	Apollo Strategic Growth Capital II, Expiration Date: December 31, 2027*,11	966
17,376	Ares Acquisition Corp., Expiration Date: December 31, 2027*,11	11,486
21,105	Ares Acquisition Corp. II, Expiration Date: June 12, 2028*,11	4,960

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,050	Arisz Acquisition Corp., Expiration Date: November 16, 2026*	$21
522	Atlantic Coastal Acquisition Corp. II, Expiration Date: June 2, 2028*	37
885	Ault Disruptive Technologies Corp., Expiration Date: June 20, 2028*	14
1,469	Battery Future Acquisition Corp., Expiration Date: May 26, 2028*,11	162
16,328	Bellevue Life Sciences Acquisition Corp., Expiration Date: February 10, 2028*	573
2,223	Beneficient, Expiration Date: June 7, 2028*	86
412	BioPlus Acquisition Corp., Expiration Date: July 19, 2028*,11	23
6,294	Bitcoin Depot, Inc., Expiration Date: July 3, 2028*	1,195
1,797	Black Mountain Acquisition Corp., Expiration Date: October 15, 2027*	79
195	Blockchain Coinvestors Acquisition Corp. I, Expiration Date: November 1, 2028*,11	11
1,544	Blue Ocean Acquisition Corp., Expiration Date: October 21, 2028*,11	77
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 25, 2027*	229
296	Bridger Aerospace Group Holdings, Inc., Expiration Date: January 25, 2028*	88
389	Brilliant Acquisition Corp., Expiration Date: December 31, 2025*,11	25
1,466	Cactus Acquisition Corp. I Ltd., Expiration Date: October 29, 2026*,11	37
412	Cardio Diagnostics Holdings, Inc., Expiration Date: December 1, 2026*	14
8,617	CC Neuberger Principal Holdings III, Expiration Date: December 31, 2027*,11	1,594
45	CF Acquisition Corp. IV, Expiration Date: December 14, 2025*	2
430	CF Acquisition Corp. VIII, Expiration Date: December 31, 2027*	121
15,972	Churchill Capital Corp. V, Expiration Date: October 29, 2027*	2,955
22,581	Churchill Capital Corp. VI, Expiration Date: December 31, 2027*	3,186
21,813	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	6,718
2,030	Coeptis Therapeutics Holdings, Expiration Date: October 31, 2025*	77
968	Comera Life Sciences Holdings, Inc., Expiration Date: May 19, 2027*	17
13,333	Concord Acquisition Corp. II, Expiration Date: December 31, 2028*	933
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,11	11
935	Corner Growth Acquisition Corp. 2, Expiration Date: June 17, 2026*,11	140
313	Crescera Capital Acquisition Corp., Expiration Date: November 19, 2028*,11	1
2,151	Data Knights Acquisition Corp., Expiration Date: December 31, 2028*	97
9,833	Denali Capital Acquisition Corp., Expiration Date: April 7, 2027*,11	590
310	DHC Acquisition Corp., Expiration Date: December 31, 2027*,11	25
637	Digital Health Acquisition Corp., Expiration Date: October 14, 2023*	14
31,924	Distoken Acquisition Corp., Expiration Date: March 30, 2028*,11	958

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
9,836	dMY Squared Technology Group, Inc., Expiration Date: November 21, 2027*	$1,328
534	Dune Acquisition Corp., Expiration Date: October 29, 2027*	37
880	Edify Acquisition Corp., Expiration Date: December 31, 2027*	13
923	Edoc Acquisition Corp., Expiration Date: November 30, 2027*,11	16
1,464	Euda Health Holdings Ltd., Expiration Date: September 24, 2026*,11	88
484	Eve Holding, Inc., Expiration Date: May 9, 2027*	344
1,469	EVe Mobility Acquisition Corp, Expiration Date: December 31, 2028*,11	59
460	Everest Consolidator Acquisition Corp., Expiration Date: July 19, 2028*	92
296	ExcelFin Acquisition Corp., Expiration Date: October 21, 2026*	12
428	FAST Acquisition Corp. II, Expiration Date: March 16, 2026*	214
1,765	Financial Strategies Acquisition Corp., Expiration Date: March 31, 2028*,1	31
795	Finnovate Acquisition Corp., Expiration Date: September 30, 2026*,11	27
24	Flame Acquisition Corp., Expiration Date: December 31, 2028*	19
2,109	Forafric Global PLC, Expiration Date: June 9, 2027*,11	2,510
1,228	FOXO Technologies, Inc., Expiration Date: August 1, 2027*	4
12,602	Frontier Investment Corp., Expiration Date: December 31, 2026*,11	1,472
6,825	Fusion Acquisition Corp. II, Expiration Date: December 31, 2027*	1
1,177	Genesis Growth Tech Acquisition Corp., Expiration Date: May 19, 2028*,11	6
280,000	Glass House Brands, Inc., Expiration Date: January 15, 2026*,11	266,000
1,763	Globalink Investment, Inc., Expiration Date: December 3, 2026*	19
23,908	Goldenstone Acquisition Ltd., Expiration Date: July 15, 2026*	1,152
10,929	Gores Holdings IX, Inc., Expiration Date: January 14, 2029*	2,186
1,266	Gorilla Technology Group, Inc., Expiration Date: July 14, 2027*,11	74
674	Healthcare AI Acquisition Corp., Expiration Date: December 14, 2026*,11	30
16,500	Hennessy Capital Investment Corp. VI, Expiration Date: December 31, 2027*	1,980
19,947	Horizon Space Acquisition I Corp., Expiration Date: January 26, 2028*,11	720
2,424	Hub Cyber Security Ltd., Expiration Date: February 27, 2028*,11	24
14,883	iCoreConnect, Inc., Expiration Date: May 14, 2028*,1	1,488
1,235,429	IFit, Inc., Expiration Date: February 24, 3030*,1	—14
19,363	Inflection Point Acquisition Corp. II, Expiration Date: July 17, 2028*,11	3,329
441	Innovative International Acquisition Corp., Expiration Date: July 1, 2028*,11	19
981	Integrated Rail and Resources Acquisition Corp., Expiration Date: November 12, 2026*	250

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,177	Integrated Wellness Acquisition Corp., Expiration Date: October 31, 2028*,11	$441
59	InterPrivate III Financial Partners, Inc., Expiration Date: December 31, 2027*	2
10,018	Israel Acquisitions Corp., Expiration Date: February 28, 2028*,11	1,378
23,278	Jaws Mustang Acquisition Corp., Expiration Date: January 30, 2026*,11	931
874	Kairous Acquisition Corp. Ltd., Expiration Date: September 15, 2026*,11	9
870	Kingswood Acquisition Corp., Expiration Date: May 1, 2027*	10
27,873	Lakeshore Acquisition II Corp., Expiration Date: November 18, 2026*,11	474
1,382	LAMF Global Ventures Corp. I, Expiration Date: November 11, 2026*,11	78
292	Learn CW Investment Corp., Expiration Date: December 31, 2028*,11	7
526	LF Capital Acquisition Corp. II, Expiration Date: January 7, 2026*	2
479	Maquia Capital Acquisition Corp., Expiration Date: December 31, 2027*	30
1,061	Mercato Partners Acquisition Corp., Expiration Date: December 28, 2026*	223
20,035	Metal Sky Star Acquisition Corp., Expiration Date: April 1, 2027*,11	381
940	MicroAlgo, Inc., Expiration Date: December 31, 2027*,11	47
2,925	MicroCloud Hologram, Inc., Expiration Date: January 31, 2028*,11	117
2,256	Monterey Acquisition Corp., Expiration Date: October 1, 2026*	45
142	Moringa Acquisition Corp., Expiration Date: February 10, 2026*,11	5
770	MSP Recovery, Inc., Expiration Date: February 14, 2026*	112
1,265	MultiMetaVerse Holdings Ltd., Expiration Date: March 15, 2027*,11	36
842	Nabors Energy Transition Corp., Expiration Date: November 17, 2026*	126
22,811	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*,11	3,878
231	Near Intelligence, Inc., Expiration Date: July 8, 2027*	7
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*	194
593	Newcourt Acquisition Corp., Expiration Date: April 12, 2028*,11	16
577	NKGen Biotech, Inc., Expiration Date: May 31, 2028*	228
237	Northern Revival Acquisition Corp., Expiration Date: December 31, 2027*,11	6
1,890	NorthView Acquisition Corp., Expiration Date: August 2, 2027*	70
2,885	OceanTech Acquisitions I Corp., Expiration Date: May 10, 2026*	79
1,144	OmniLit Acquisition Corp., Expiration Date: November 8, 2026*	51
277	Onyx Acquisition Co. I, Expiration Date: November 30, 2028*,11	10

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,764	OPY Acquisition Corp. I, Expiration Date: September 22, 2027*	$49
1,438	Osiris Acquisition Corp., Expiration Date: May 1, 2028*	43
522	Papaya Growth Opportunity Corp. I, Expiration Date: December 31, 2028*	18
323	Phoenix Biotech Acquisition Corp., Expiration Date: September 1, 2026*	23
18,409	Plutonian Acquisition Corp., Expiration Date: October 26, 2027*	1,278
9,699	Pono Capital Three, Inc., Expiration Date: April 3, 2028*,11	436
1,764	Power & Digital Infrastructure Acquisition II Corp., Expiration Date: December 14, 2028*	176
479	Prenetics Global Ltd., Expiration Date: May 17, 2027*,11	25
1,990	Presto Automation, Inc., Expiration Date: September 21, 2027*	120
948	Priveterra Acquisition Corp. II, Expiration Date: January 8, 2026*	47
1,173	Project Energy Reimagined Acquisition Corp., Expiration Date: December 31, 2028*,11	141
916	PROOF Acquisition Corp. I, Expiration Date: December 3, 2028*	83
873	ProSomnus, Inc., Expiration Date: April 20, 2028*	57
147	Pyrophyte Acquisition Corp., Expiration Date: December 17, 2023*,11	10
19,479	Qomolangma Acquisition Corp., Expiration Date: November 23, 2027*	392
20,023	Redwoods Acquisition Corp., Expiration Date: March 15, 2027*	1,003
19,239	RF Acquisition Corp., Expiration Date: May 1, 2028*	483
419	Roadzen, Inc., Expiration Date: November 30, 2028*	15
58	Roth CH Acquisition Co., Expiration Date: October 29, 2028*,11	3
833	Roth CH Acquisition V Co., Expiration Date: December 10, 2026*	58
17,442	Screaming Eagle Acquisition Corp., Expiration Date: December 15, 2027*,11	2,808
106	Semper Paratus Acquisition Corp., Expiration Date: November 4, 2026*,11	7
30,000	SHUAA Partners Acquisition Corp. I, Expiration Date: March 2, 2027*,11	1,506
1,380	Sizzle Acquisition Corp., Expiration Date: March 12, 2026*	207
1,693	SMX Security Matters PLC, Expiration Date: March 7, 2028*,11	19
1,255	Southland Holdings, Inc., Expiration Date: September 1, 2026*	828
881	Southport Acquisition Corp., Expiration Date: May 24, 2028*	25
666	SportsMap Tech Acquisition Corp., Expiration Date: September 1, 2027*	21
2,102	Spree Acquisition Corp. 1 Ltd., Expiration Date: December 22, 2028*,11	53
1,561	SunCar Technology Group, Inc., Expiration Date: May 18, 2028*,11	203
881	Swiftmerge Acquisition Corp., Expiration Date: June 17, 2028*,11	53
852	TG Venture Acquisition Corp., Expiration Date: August 15, 2028*	27
166	TLGY Acquisition Corp., Expiration Date: January 14, 2028*,11	8

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,198	Tristar Acquisition I Corp., Expiration Date: December 31, 2028*,11	$42
126	Twelve Seas Investment Co. II, Expiration Date: March 2, 2028*	4
1,239	UTA Acquisition Corp., Expiration Date: October 30, 2026*,1,11	—14
1,805	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*	41
1,522	Worldwide Webb Acquisition Corp., Expiration Date: October 20, 2026*,11	39
	TOTAL WARRANTS (Cost $608,666)	1,054,817
	SHORT-TERM INVESTMENTS – 8.4%
90,156,649	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 5.20%9,15	90,156,649
	TOTAL SHORT-TERM INVESTMENTS (Cost $90,156,649)	90,156,649
	TOTAL INVESTMENTS – 104.9% (Cost $1,110,434,629)	1,122,667,151
	Liabilities in Excess of Other Assets – (4.9)%	(52,744,499)
	TOTAL NET ASSETS – 100.0%	$1,069,922,652
	SECURITIES SOLD SHORT – (0.1)%
	COMMON STOCKS – (0.1)%
	OIL COMP-INTEGRATED – (0.1)%
(3,447)	Exxon Mobil Corp.	(405,298)
	S & L/THRIFTS-EASTERN US – (0.0)%
(13,954)	Provident Financial Services, Inc.	(213,357)
	TOTAL COMMON STOCKS (Proceeds $694,477)	(618,655)
	TOTAL SECURITIES SOLD SHORT (Proceeds $694,477)	$(618,655)

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
* Non-income producing security.
1 The value of these securities was determined using significant unobservable inputs and is reported as Level 3 securities in the Fair Value Hierarchy table located in Note 8.
2 All or a portion of this investment is a holding of FTAOF Cayman Sub1 Ltd.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $123,214,782, which represents 11.52% of the total net assets of the Fund.
4 Callable.
5 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
6 Affiliated company.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

7 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
8 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
9 All or a portion of this security is segregated as collateral for securities sold short . The market value of the securities pledged as collateral is $1,494,837, which represents 0.14% of the total net assets of the Fund.
10 Interest-only security.
11 Foreign security denominated in U.S. Dollars.
12 Amount represents less than 0.5 shares.
13 Investment does not issue shares.
14 Amount represents less than $0.50.
15 The rate is the annualized seven-day yield at period end.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Securities With Restrictions On Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
Apollo Diversified Credit Fund – Class I	Quarterlya	N/A	$46,693	$146,570	8/23/2021
Bailard Real Estate Investment Trust LPb	Quarterly	30 Days	30,994,633	32,709,466	12/28/2018
BC Partners Lending Corp.b	Not Permitted	N/A	12,500,000	12,470,961	3/6/2023
Cire Real Estate Investment Trust, Inc.	Quarterly	90 Days	30,000,000	30,165,492	4/4/2023
Cliffwater Corporate Lending Fund – Class I	Quarterlya	N/A	26,321,412	27,615,428	8/4/2020
Cliffwater Enhanced Lending Fund – Class I	Quarterlya	N/A	52,462,802	54,888,412	4/26/2022
DSC Meridian Credit Opportunities Onshore Fund LPb	Quarterlyc	65 Days	17,950,000	20,002,720	10/1/2018
Eisler Capital Multi Strategy Fund LPb	Quarterlyc	65 Days	28,000,000	28,997,395	12/1/2022
HS Investments Fund LPb	Not Permitted	N/A	246,427	232,583	7/31/2023
Hudson Bay Fund LPb	Quarterlyc,e	65 Days	8,500,000	9,399,447	4/1/2021
Invesco Dynamic Credit Opportunities Fund – Class AX	Quarterlya	N/A	298,939	295,062	10/19/2021
Invesco Real Estate Income Trust, Inc. – Class I	Monthly	30 Days	34,000,000	32,045,045	6/1/2022
Linden Investors LPb	Quarterlyc	65 Days	17,250,000	19,331,234	10/1/2018
Nuveen Real Estate U.S. Cities Industrial Fund LPb	Quarterly	45 Days	9,290,057	8,343,104	10/3/2022
Nuveen Real Estate U.S. Cities Multifamily Fund LPb	Quarterly	45 Days	9,426,050	7,971,447	4/1/2022
Oak Street Real Estate Capital Net Lease Property Fund LPb	Quarterly	60 Days	24,500,000	24,587,641	1/25/2022
Old Orchard Credit Fund LPb	Quarterlyc	65 Days	14,000,000	13,974,113	5/31/2023
Opportunistic Credit Interval Fund – Class I	Quarterlya	N/A	8,028,000	8,224,702	8/16/2022
Palmer Square Capital BDC, Inc.b	Not Permitted	N/A	12,500,000	12,938,290	3/1/2023
Palmer Square Opportunistic Income Fund	Quarterlya	N/A	12,800,000	12,052,726	10/2/2018
Pender Real Estate Credit Fund – Class I	Quarterlya	N/A	29,023,455	29,125,984	8/16/2019
Point72 Capital LPb	Quarterlyc	45 Days	25,530,367	28,620,798	4/24/2019
Pomona Investment Fund LP	Quarterlya	75 Days	17,735,511	22,737,271	10/1/2018
Quiet SPV R9, LPb	Not Permitted	N/A	2,247,664	2,247,664	9/20/2023
RiverNorth Capital Partners LPb	Quarterlyd	65 Days	14,000,000	14,637,632	6/1/2022
Seer Capital Partners Fund LPb	Not Permitted	N/A	2,000,000	2,715,493	9/29/2021
StepStone Private Markets – Class I	Quarterlya	N/A	18,157,916	21,926,937	3/26/2021
TCW Direct Lending VIII, LLCb	Not Permitted	N/A	13,604,328	13,205,949	8/9/2023
Walleye Opportunities Fund LPb	Monthlyc	30 Days	10,925,000	13,323,360	12/3/2018
Whitehawk IV-Plus Onshore Fund LPb	Not Permitted	N/A	3,547,777	3,547,777	6/29/2023
Totals			$485,887,031	$508,480,703

a The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the fair value of the investment in the Closed-End Fund.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

b Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
c The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.
d The Private Investment Fund can institute a gate provision on redemptions at the fund level of 10 – 25% of the fair value of the investment in the Private Investment Fund.
e The Private Investment Fund can institute a gate provision on redemptions at the investor level of 12.5% of the fair value of the investment in the Private Investment Fund.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2023	Unrealized Appreciation (Depreciation)
Euro	BNP Paribas	EUR per USD	(93,336,000)	$(101,754,985)	$(99,973,040)	$1,781,944
British Pound	BNP Paribas	GBP per USD	(15,000,000)	(18,413,760)	(18,306,335)	107,425
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(120,168,745)	$(118,279,375)	$1,889,370
EUR – Euro
GBP – British Pound
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED SUMMARY OF INVESTMENTS*
As of September 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	4.8%
Bank Loans	9.8%
Closed-End Funds	18.9%
Collateralized Loan Obligations	19.5%
Collateralized Mortgage Obligations	0.5%
Common Stocks
Specified Purpose Acquisitions	1.5%
Medical-Outpatient/Home Medical	0.1%
Enterprise Software/Service	0.1%
Oil Comp-Exploration & Production	0.1%
Appliances	0.0%
Medical-Biomedical/Generics	0.0%
Commercial Banks-Eastern US	0.0%
Pipelines	0.0%
Broadcast Services/Programs	0.0%
Machinery-Pumps	0.0%
E-Commerce/Service	0.0%
Auto-Cars/Light Trucks	0.0%
Oil-Field Services	0.0%
Total Common Stocks	1.8%
Corporate Bonds
Investment Companies	2.4%
Mutual Funds	4.8%
Private Investment Funds	19.7%
Real Estate Investment Trusts	10.6%
Rights	0.0%
Structured Notes	3.6%
Units
Specified Purpose Acquisitions	0.0%
Warrants	0.1%
Short-Term Investments	8.4%
Total Investments	104.9%
Liabilities in Excess of Other Assets	(4.9)%
Total Net Assets	100.0%

* This table does not include securities sold short. Please refer to the Consolidated Schedule of Investments for information on securities sold short.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $845,576,784)	$866,126,542
Investments in affiliated issuers, at cost (cost $264,857,845)	256,540,609
Purchased options contracts, at value (cost $0)	—
Foreign currency, at value (cost $581)	568
Cash	665,775
Cash deposited with broker	778,555
Receivables:
Unrealized appreciation on forward foreign currency exchange contracts	1,889,370
Investment securities sold	1,130,358
Fund shares sold	2,301,586
Dividends and interest	6,313,136
Prepaid expenses	277,741
Total assets	1,136,024,240
Liabilities:
Line of credit payable	10,000,000
Securities sold short, at value (proceeds $694,477)	618,655
Payables:
Investment securities purchased	1,731,692
Fund shares redeemed	51,479,133
Advisory fees	1,724,705
Distribution fees (Note 3)	170,567
Fund services fees	144,227
Interest expense	89,333
Auditing fees	23,828
Tax services fees	21,780
Chief Compliance Officer fees	2,973
Accrued other expenses	94,695
Total liabilities	66,101,588
Commitments and contingencies (Note 3)
Net Assets	$1,069,922,652
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES — Continued
As of September 30, 2023 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,064,364,858
Total accumulated earnings/(deficit)	5,557,794
Net Assets	$1,069,922,652
Maximum Offering Price per Share:
Class A Shares
Net assets applicable to shares outstanding	$4,640,276
Shares of common stock issued and outstanding	177,386
Net asset value per share	$26.16
Maximum sales charge (4.50% of offering price)*	1.18
Maximum offer price to public	$27.34
Class I Shares
Net assets applicable to shares outstanding	$1,065,282,376
Shares of common stock issued and outstanding	40,087,030
Net asset value per share	$26.57

* Investors in Class A Shares may be charged a sales charge of up to 4.50% of the subscription amount. For Class A Shares, no sales charge applies on investments of $250,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.25% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 12 months of the date of purchase.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2023 (Unaudited)

Investment Income:
Dividends	$5,188,579
Dividends from affiliated issuers	3,636,267
Interest	26,872,070
Interest from affiliated issuers	228,704
Total investment income	35,925,620
Expenses:
Advisory fees	4,493,487
Distribution fees (Note 3)	530,189
Fund services expense	353,210
Shareholder reporting fees	104,561
Legal fees	91,845
Interest expense (see Note 13)	63,917
Registration fees	50,804
Trustees’ fees and expenses	40,227
Auditing fees	39,848
Miscellaneous	33,585
Unused line of credit fees	24,931
Chief Compliance Officer fees	20,057
Tax services fees	14,630
Extraordinary litigation fees	12,908
Dividends on securities sold short	9,835
Insurance fees	9,637
Commitment fee	2,552
Interest on securities sold short	23
Total expenses	5,896,246
Advisory fees waived	(41,673)
Net expenses	5,854,573
Net investment income (loss)	30,071,047
Realized and Unrealized Gain (Loss) on Investments, Investments in Affiliated Issuers, Securities Sold Short, Forward Contracts and Foreign Currency
Net realized gain (loss) on:
Investments	(366,479)
Investments in affiliated issuers	284,091
Purchased options contracts	—
Securities sold short	11
Foreign currency transactions	166,966
Net realized gain	84,589
Net change in unrealized appreciation/depreciation on:
Investments	31,531,097
Investments in affiliated issuers	(22,045,819)
Purchased options contracts	—
Securities sold short	16,999
Forward contracts	2,458,337
Foreign currency translations	27,234
Net change in unrealized appreciation/depreciation	11,987,848
Net realized and unrealized gain (loss) on investments, investments in affiliated issuers, securities sold short, forward contracts, and foreign currency	12,072,437
Net increase (decrease) in Net Assets from Operations	$42,143,484
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$30,071,047	$23,262,734
Net realized gain (loss) on investments, investments in affiliated issuers, securities sold short, distributions from regulated investment companies and foreign currency	84,589	591,686
Net change in unrealized appreciation/depreciation on investments, investments in affiliated issuers, securities sold short, forward contracts, distributions from regulated investment companies and foreign currency	11,987,848	(13,331,178)
Net increase (decrease) in net assets resulting from operations	42,143,484	10,523,242
Distributions to Shareholders:
Distributions:
Class A	(82,207)	(22,358)
Class I	(30,906,770)	(33,477,624)
Total distributions to shareholders	(30,988,977)	(33,499,982)
Capital Transactions:
Net proceeds from shares sold:
Class A	3,270,019	1,393,570
Class I	391,675,541	507,371,008
Reinvestment of distributions:
Class A	4,199	9,857
Class I	8,396,493	8,635,712
Cost of shares redeemed:
Class A	(49,340)	(8,471)
Class I	(78,837,990)	(96,646,499)
Net increase from payments by affiliates (Note 3)
Class A	—	37
Class I	—	63,879
Net increase (decrease) in net assets from capital transactions	324,458,922	420,819,093
Total increase (decrease) in net assets	335,613,429	397,842,353
Net Assets:
Beginning of period	734,309,223	336,466,870
End of period	$1,069,922,652	$734,309,223
Capital Share Transactions:
Shares sold:
Class A	125,662	53,357
Class I	14,863,742	19,074,555
Shares reinvested:
Class A	162	381
Class I	320,011	326,281
Shares redeemed:
Class A	(1,886)	(328)
Class I	(2,976,251)	(3,654,941)
Net increase (decrease) in capital share transactions	12,331,440	15,799,305
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2023 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$42,143,484
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(449,640,525)
Sales of long-term portfolio investments	61,753,894
Proceeds from securities sold short	645,358
Cover short securities	(277,352)
Sales of short-term investments, net	19,549,674
Return of capital dividends received	3,509,333
Increase in cash deposited with broker for securities sold short	(354,746)
Increase in dividends and interest receivable	(3,548,576)
Increase in prepaid expenses	(211,894)
Decrease in foreign currency due to custodian	(4,008,242)
Increase in line of credit payable	10,000,000
Increase in advisory fees	1,254,064
Increase in distribution fees	98,288
Increase in accrued expenses	199,990
Net amortization on investments	(874,968)
Net realized gain	21,207
Net change in unrealized appreciation/depreciation	(11,960,614)
Net cash used for operating activities	(331,701,625)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	403,154,056
Cost of shares redeemed	(48,883,337)
Net increase from payments by affiliates (Note 3)	—
Dividends paid to shareholders, net of reinvestments	(22,588,285)
Net cash provided by financing activities	331,682,434
Net decrease in cash	(19,191)
Cash:
Beginning of period	684,966
End of period	$665,775
Non-cash financing activities not included herein consist of $8,400,692 of reinvested dividends.
Non-cash financing activities not included herein consist of $63,917 of interest expense.
Non-cash financing activities not included herein consist of $23 of interest on securities sold short.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Period August 2, 2021* Through March 31, 2022
Net asset value, beginning of period	$25.97	$27.65	$27.29
Income from Investment Operations:
Net investment income1	0.76	1.05	0.21
Net realized and unrealized gain (loss) on investments	0.34	(0.88)	1.19
Total from investment operations	1.10	0.17	1.40
Less Distributions:
From net investment income	(0.91)	(1.71)	(0.79)
From net realized gains	—	(0.14)	(0.25)
Total distributions	(0.91)	(1.85)	(1.04)
Redemption fee proceeds1	—	—	—
Net increase from payment by affiliates (Note 3)	—	0.002	—
Net asset value, end of period	$26.16	$25.97	$27.65
Total return3	4.33%4	0.69%5,6	5.17%4
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,640	$1,388	$1
Ratio of expenses to average net assets:
(including dividends and interest on securities sold short, excise tax, unused line of credit fees, interest expense and extraordinary litigation fees)
Before fees waived7,8	2.12%9	2.24%	2.05%9
After fees waived7,8	2.05%9,10	2.04%	—11
Ratio of net investment income to average net assets:
(including dividends and interest on securities sold short, excise tax, unused line of credit fees, interest expense and extraordinary litigation fees)
Before fees waived	5.76%9	3.84%	1.90%9
After fees waived	5.83%9	4.04%	—
Portfolio turnover rate	8%4	11%	26%

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Amount represents less than $0.01 per share.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A — Continued

3 Total returns would have been lower had expenses not been waived or absorbed by the Investment Manager. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4 Not annualized.
5 Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.
6 The Investment Manager reimbursed the Fund’s Class A shares $37 for losses from a pricing error. The payment had no impact to the total return of the share class.
7 If dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00%, 0.00% and 0.03%, for the six months ended September 30, 2023, the year ended March 31, 2023 and the period ended March 31, 2022, respectively.
8 If excise tax, unused line of credit fees, interest expense and extraordinary litigation fees had been excluded, the expense ratios would have been lowered by 0.02%, 0.04% and 0.04%, for the six months ended September 30, 2023, the year ended March 31, 2023 and the period ended March 31, 2022, respectively.
9 Annualized.
10 Effective August 1, 2023, the Advisor has contractually agreed to limit the annual fund operating expenses to 2.15%. Prior to August 1, 2023, the annual fund operating expense limitation was 2.00%.
11 Effective November 2, 2021, the Advisor has contractually agreed to limit the annual fund operating expenses to 2.00%. Prior to November 2, 2021, the annual fund operating expense limitation was 1.95%.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$26.29	$27.73	$26.62	$22.23	$25.14	$24.77
Income from Investment Operations:
Net investment income1	0.87	1.27	0.92	1.19	1.01	0.86
Net realized and unrealized gain (loss) on investments	0.33	(0.88)	1.89	4.73	(2.96)	(0.06)
Total from investment operations	1.20	0.39	2.81	5.92	(1.95)	0.80
Less Distributions:
From net investment income	(0.92)	(1.69)	(1.45)	(1.41)	(0.88)	(0.28)
From net realized gains	—	(0.14)	(0.25)	(0.12)	(0.06)	(0.15)
From return of capital	—	—	—	—	(0.02)	—
Total distributions	(0.92)	(1.83)	(1.70)	(1.53)	(0.96)	(0.43)
Redemption fee proceeds1	—	—	—	—	—	—
Net increase from payment by affiliates (Note 3)	—	0.002	—	—	—	—
Net asset value, end of period	$26.57	$26.29	$27.73	$26.62	$22.23	$25.14
Total return3	4.67%4,5	1.47%5,6	10.80%	22.75%	(4.89)%	3.28%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,065,282	$732,921	$336,466	$121,400	$63,568	$17,196
Ratio of expenses to average net assets:
(including dividends and interest on securities sold short, excise tax, unused line of credit fees, interest expense and extraordinary litigation fees)
Before fees waived7,8	1.29%9	1.36%	1.16%	1.12%	1.36%	5.28%
After fees waived7,8	1.28%9,10	1.30%	1.14%11	1.08%	1.05%	2.35%12
Ratio of net investment income to average net assets:
(including dividends and interest on securities sold short, excise tax, unused line of credit fees, interest expense and extraordinary litigation fees)
Before fees waived	6.59%9	4.72%	3.34%	4.78%	3.66%	0.49%
After fees waived	6.60%9	4.78%	3.36%	4.82%	3.97%	3.42%
Portfolio turnover rate	8%4	11%	26%	43%	48%	374%

1 Based on average shares outstanding for the period.
2 Amount represents less than $0.01 per share.
3 Total returns would have been lower had expenses not been waived or absorbed by the Investment Manager. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I — Continued

4 Not annualized.
5 Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.
6 The Investment Manager reimbursed the Fund’s Class I Shares $63,879 for losses from a pricing error. The payment had no impact to the total return of the share class.
7 If dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00%, 0.00% , 0.02%, 0.07%, 0.10% and 0.43% for the six months ended Septemeber 30, 2023 and the years ended March 31, 2023, 2022, 2021, 2020 and 2019, respectively.
8 If excise tax, unused line of credit fees, interest expense and extraordinary litigation fees had been excluded, the expense ratios would have been lowered by 0.02%, 0.05%, 0.06% and 0.06%, for the six months ended September 30, 2023 and the years ended March 31, 2023, 2022 and 2021, respectively.
9 Annualized.
10 Effective August 1, 2023, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.40%. Prior to August 1, 2023, the annual fund operating expense limitation was 1.25%.
11 Effective November 2, 2021, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to November 2, 2021, the annual fund operating expense limitation was 0.95%.
12 Effective March 9, 2019, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.95%.
See accompanying Notes to Consolidated Financial Statements.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

Note 1 — Organization
First Trust Alternative Opportunities Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Amended and Restated Agreement and Declaration of Trust dated November 1, 2021 (the “Declaration of Trust”). First Trust Capital Management L.P. serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest (the “Shares”) in two separate share classes: Class A Shares and Class I Shares.
The investment objective of the Fund is to seek to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. A fund seeking positive “absolute return” aims to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed income indices. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated among the Investment Manager and one or more sub-advisers, in percentages determined at the discretion of the Investment Manager. In pursuing the Fund’s strategies, the Investment Manager and sub-advisers may invest directly in individual securities or through closed-end and open-end registered investment companies, private investment funds and other investment vehicles that invest or trade in a wide range of investments.
The Fund commenced the public offering of the Class I Shares in June 2017 and has publicly offered Class I Shares in a continuous offering since that time. Class A Shares have been publicly offered since August 2021. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees, as described herein. The Shares are issued at net asset value per Share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.
The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
(a) Consolidation of Subsidiary
The Fund may invest up to 25% of its total assets in its subsidiary, FTAOF Cayman Sub1 Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the FTAOF Cayman Sub1 Ltd. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The FTAOF Cayman Sub1 Ltd., is advised by the Investment Manager and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

investment objectives and policies specified in the Fund’s prospectus and statement of additional information. As of September 30, 2023, net assets of FTAOF Cayman Sub1 Ltd. were $38,170,435 representing 3.6% of the Fund’s consolidated net assets.
FTAOF Cayman Sub1 Ltd., is an exempted company incorporated in the Cayman Islands with limited liability. It has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. The subsidiary has submitted a request to the Internal Revenue Service to treat the subsidiary as a disregarded entity effective as of its date of formation, in which case its assets and income will be treated as earned by the Fund directly. If the IRS denies the request, the subsidiary may be treated as a Controlled Foreign Corporation (“CFC”) which is generally not subject to U.S. income tax, unless it were to earn income that is effectively connected with a United States trade or business. However, as a wholly-owned CFC, the subsidiary’s net income and capital gains, to the extent of its earnings and profits, would be included each year in the Fund’s investment company taxable income. Additionally, an election to treat the subsidiary as a disregarded entity that is effective later than the date of its formation would result in a deemed liquidation of a CFC that may have adverse tax consequences.
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.
Fixed-income securities with a remaining maturity of sixty (60) days or more will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued by the Valuation Designee using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost, which the Valuation Designee has determined to approximate fair value.
The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.
The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.
The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. generally

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

accepted accounting principles and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Underlying Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.
In certain circumstances, the Valuation Designee may determine that a private investment fund’s NAV shall be adjusted more frequently. For these private investment funds, the NAVs are adjusted daily based on the total return that each private investment fund is estimated by the Valuation Designee to generate during the period (adjusted net asset value). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.
Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.
The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
The Investment Manager and/or the Sub-Advisers act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Manager and/or the Sub-Advisers or their affiliates for other clients may result in different values than

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect. In no event does the Distributor have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per Share (including a Class thereof) as calculated by or for the Fund.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Short Sales
Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan, which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and/or will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account as required by each respective broker-dealer. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.
(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
(e) Exchange Traded Funds
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.
Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.
(f) Closed-end Funds (“CEFs”)
A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares may be listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.
(g) Private Investment Funds
Private Investment Funds generally exempt under Section 3(c)(1) or 3(c)(7) of the Investment Company Act) invest or trade in a wide range of securities. When the Fund invests in securities issued by Private Investment Funds, it will bear its pro rata portion of the Private Investment Funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A Private Investment Fund in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investment in the Private Investment Fund. There can be no assurance that the investment objective of a Private Investment Fund will be achieved. A Private Investment Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Private Investment Fund at a time that is unfavorable to the Fund. In addition, one Private Investment Fund may buy the same securities that another Private Investment Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

(h) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.
(i) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(j) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2023, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(k) Distributions to Shareholders
The Fund makes monthly distributions to its shareholders equal to 7% annually of the Fund’s net asset value per Share (the “Distribution Policy”). Prior to January 1, 2023, the Fund made monthly distributions to its shareholders equal to 5% annually of the Fund’s net asset value per Share. This

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

predetermined dividend rate may be modified by the Board from time to time, and may be increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a regulated investment company. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
Note 3 — Investment Advisory and Other Agreements
The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with the Investment Manager. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Investment Manager equal to 0.95% on an annualized basis of the Fund’s net asset value as of each month-end, subject to certain adjustments. From March 9, 2019 to December 31, 2021, the Fund paid a monthly investment advisory fee to the Investment Manager at the annual rate of 0.50% of the Fund’s average daily net assets. Prior to March 9, 2019, the Fund paid a monthly investment advisory fee to the Investment Manager at the annual rate of 1.50% of the Fund’s average daily net assets.
The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.15% and 1.40% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”) through July 31, 2024. The Expense Limitation and Reimbursement Agreement may not be terminated before that date by the Fund or the Investment Manager. Thereafter, the Expense Limitation and Reimbursement Agreement may be terminated by the Fund or the Investment Manager upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.15% and 1.40% for the Class A Shares and Class I Shares, respectively. For a period not to exceed three years from the date on which a Waiver is

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit at the time of the recoupment. From November 2, 2021 to July 31, 2023, the Investment Manager had agreed to limit the total expenses of the Fund to 2.00% and 1.25% of the Fund’s average daily net assets for the Class A and Class I Shares, respectively. From March 9, 2019 to November 1, 2021, the Investment Manager had agreed to limit the total expenses of the Fund to 1.95% and 0.95% of the Fund’s average daily net assets for the Class A and Class I Shares, respectively. Prior to March 9, 2019, the Investment Manager had agreed to limit the total expenses of the Fund to 1.95% of the Fund’s average daily net assets for the Class I Shares.
The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager. During the six months ended September 30, 2023, the Investment Manager engaged RiverNorth Capital Management, LLC (“RiverNorth”) and Palmer Square Capital Management LLC (“Palmer Square”) (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage certain assets of the Fund. Prior to July 31, 2023, the Investment Manager also engaged Angel Oak Capital Advisors, LLC (“Angel Oak” and together with RiverNorth and Palmer Square, the “Sub-Advisers” and each a “Sub-Adviser”) to manage certain assets of the Fund. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and RiverNorth, RiverNorth receives a monthly sub-advisor fee equal to 0.80% of the Fund’s average daily net assets allocated to RiverNorth, subject to certain adjustments. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and Palmer Square, Palmer Square receives a monthly sub-advisory fee equal to 0.50% of the Fund’s average daily net assets allocated to Palmer Square, subject to certain adjustments. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and Angel Oak, Angel Oak received a monthly sub-advisor fee equal to an annual rate of 0.80% of the Fund’s average daily net assets allocated to Angel Oak, subject to certain adjustments. The Investment Manager terminated the sub-advisory agreement with Angel Oak effective at the close of business on July 31, 2023. Each Sub-Adviser’s fee is paid by the Investment Manager out of the Investment Management Fee.
For the six months ended September 30, 2023, the Investment Manager waived its fees and absorbed other expenses totaling $41,673. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the waiver of advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. As of September 30, 2023, the amount of these potentially recoverable expenses was $693,555. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The Investment Manager may recapture all or a portion of this amount no later than March 31st of the year stated below:
2024	$46,297
2025	114,082
2026	491,503
2027	41,673
Total	$693,555
The Investment Manager reimbursed the Fund’s Class A and Class I shares $37 and $63,879, respectively, for losses from a pricing error during the year ended March 31, 2023. This amount is reported on the Fund’s Consolidated Statement of Changes in Net Assets and Consolidated Financial Highlights under the caption “Net increase from payments by affiliates”. This reimbursement had no impact on the total return of each share class, respectively.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

The Fund has adopted a Distribution and Service Plan with respect to Class A Shares and Class I Shares in compliance with Rule 12b-1 under the Investment Company Act. The Distribution and Service Plans allow the Fund to pay distribution and servicing fees for the sale and servicing of its Class A and Class I Shares. Under the Distribution and Service Plan for Class A Shares, the Fund is permitted to pay as compensation up to 1.00% on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares and under the Distribution and Service Plan for Class I Shares, the Fund is permitted to pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class I Shares (collectively, the “Distribution and Servicing Fee”) to qualified recipients. The Fund or the Distributor may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of the respective Class of Shares or who provides certain shareholder services, pursuant to a written agreement. The Distribution and Servicing Fee is paid out of the Fund’s assets attributable to the applicable Class and decreases the net profits or increases the net losses of such Class.
First Trust Portfolios L.P., an affiliate of the Investment Manager, serves as the Fund’s distributor. Prior to November 1, 2021, Foreside Financial Group, LLC (d/b/a ACA Group), served as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, and Millennium Trust Company, LLC each serves as a custodian of the assets of the Fund.
A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the six months ended September 30, 2023, the Fund’s allocated fees incurred for trustees are reported on the Consolidated Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2023 are reported on the Consolidated Statement of Operations.
Ernst & Young LLP provides tax services to the Fund. The Fund’s allocated fees incurred for tax services for the six months ended September 30, 2023 are reported on Consolidated Statement of Operations.
Note 4 — Federal Income Taxes
As of September 30, 2023, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$765,503,959
Gross unrealized appreciation	27,066,426
Gross unrealized depreciation	(30,249,259)
Net unrealized appreciation/(depreciation) on investments	$(3,182,833)
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2022, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$(2,647,392)	$2,647,392
As of September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings/(deficit)	—
Accumulated capital and other losses	—
Unrealized appreciation/(depreciation) on investments	(3,182,833)
Total accumulated earnings/(deficit)	$(3,182,833)
The tax character of distributions paid during the year ended December 31, 2022 and December 31, 2021 were as follows:
Distribution paid from:	2022	2021
Ordinary income	$25,436,858	$9,904,946
Net long-term capital gains	3,099,344	879,630
Total taxable distributions	$28,536,202	$10,784,576
Note 5 — Investment Transactions
For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term investments, were $434,771,932 and $61,973,586, respectively. Proceeds from securities sold short and cover short securities were $645,358 and $277,352, respectively, for the same period.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund provides a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a Valuation Date on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the Fund’s shares outstanding . If Shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of the outstanding Shares of the Fund. If the Fund

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

determines not to repurchase more than the repurchase offer amount, or if Shareholders tender Shares in an amount exceeding the repurchase offer amount plus 2% of the outstanding Shares of the Fund will repurchase the Shares on a pro rata basis, and tendering Shareholders will not have all of their tendered shares repurchased by the Fund.
The results of the repurchase offers conducted for the six months ended September 30, 2023 are as follows:
	Repurchase Offer	Repurchase Offer
Commencement Date:	May 31, 2023	August 30, 2023
Repurchase Request:	June 30, 2023	September 29, 2023
Repurchase Pricing Date:	June 30, 2023	September 29, 2023
Net Asset Value as of Repurchase Offer Date:
Class A Shares	$25.95	$26.16
Class I Shares	$26.32	$26.58
Amount Repurchased:
Class A Shares	$—	$49,340
Class I Shares	$27,408,197	$51,429,793
Percentage of Outstanding Shares Repurchased:
Class A Shares	—%	1.05%
Class I Shares	2.99%	4.61%
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Closed-End Funds, Collateralized Loan Obligations, Private Investment Funds and Real Estate Investment Trusts with a fair value of $170,308,587 are excluded from the fair value hierarchy as of September 30, 2023.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$91,134,208	$—	$91,134,208
Bank Loans	—	—	99,541,134	99,541,134
Closed-End Funds	154,275,821	—	—	154,275,821
Collateralized Loan Obligations	—	192,026,704	12,842,759	204,869,463
Collateralized Mortgage Obligations	—	36,441	—	36,441
Common Stocks*	18,626,096	—	—	18,626,096
Corporate Bonds**	—	25,427,722	—	25,427,722
Mutual Funds	51,437,653	—	—	51,437,653
Private Investment Funds	—	—	164,601,250	164,601,250
Real Estate Investment Trusts	18,853,193	—	32,045,045	50,898,238
Rights	85,873	—	615	86,488
Units*	212,584	—	—	212,584
Warrants	350,752	47	704,018	1,054,817
Short-Term Investments	90,156,649	—	—	90,156,649
Subtotal	$333,998,621	$308,625,122	$309,734,821	$952,358,564
Closed End Funds				48,146,522
Collateralized Loan Obligations				12,750,000
Private Investment Funds				46,537,107
Real Estate Investment Trusts				62,874,958
Total Investments				$1,122,667,151
Liabilities
Securities Sold Short
Common Stocks*	$618,655	$—	$—	$618,655
Total Securities Sold Short	$618,655	$—	$—	$618,655

* All common stocks, units and common stocks held short in the Fund are Level 1 securities. For a detailed break-out of common stocks, units and common stocks held short by major industry classification, please refer to the Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

** All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Consolidated Schedule of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
				Total gains or losses for the period					Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period
	Balance as of March 31, 2023	Transfers into Level 3	Transfers out of Level 3	Included in earnings (or changes in net assets)	Included in other comprehensive income	Net purchases	Net sales	Balance as of September 30, 2023
Asset-Backed Securities	$16,692,730	—	(16,922,224)	(251,431)	—	480,925	—	$—	$(87,420)
Bank Loans	$89,465,694	—	(5,000,000)	(5,835,530)	—	26,969,511	(6,058,541)	$99,541,134	$(3,462,831)
Collateralized Loan Obligations	$—	10,075,870	—	12,461	—	2,754,428	—	$12,842,759	$12,452
Collateralized Mortgage Obligations	$6,506,886	—	(5,019,141)	(1,487,745)	—	—	—	$—	$(127,185)
Private Investment Funds	$18,416,057	134,312,587	—	8,872,606	—	3,000,000	—	$164,601,250	$(843,501)
Real Estate Investment Trusts	$46,677,171	—	(26,709,467)	(1,522,659)	—	13,600,000	—	$32,045,045	$(1,522,659)
Rights	$491	124	—	—	—	—	—	$615	$—
Warrants	$1,074,079	31	—	(122,848)	—	—	(247,244)	$704,018	$(122,848)
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023:
Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input
Bank Loans	$22,410,000	Recent Transaction Price	Recent Transaction Price	N/A
	$2,519,140	Market Approach	Bond yields	14.22%
	$60,724,789	Market Approach	Expected yield	10.3% – 21.7%
	$4,643,230	Market Approach	Book value multiple	1.6x
	$—	Asset Approach	Expected remaining distributions	$0
Collateralized Loan Obligations	$8,999,924	Market Approach	Expected yield	14.12% – 19.29%
	$—	Asset Approach	Expected remaining distributions	$0
Private Investment Funds	$164,601,251	Adjusted Net Asset Value	Reported net asset/fair value adjustments	N/A

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input
Real Estate Investment Trusts	$32,045,045	Adjusted Net Asset Value	Reported net asset/fair value adjustments	N/A
Rights	$614	Asset Approach	Expected remaining distributions	$1.02 / share
Warrants	$704,018	Market Approach	Book value multiple	1.6x
	$0	Market Approach	Sales multiple	0.55x
Note 9 — Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment which is advised or sponsored by a Sub-Adviser. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2023.
Name of Issuer	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Investment Income (Loss)
BC Partners Lending Corp.	7,422,799	5,000,000	—	—	—	77,201	(29,039)	12,470,961	513,385
Driehaus Event Driven Fund	17,326,069	6,000,000	—	—	—	1,173,931	(517,293)	23,982,707	—
Glenmede Secured Options Portfolio – Class Institutional	19,248,823	7,500,000	—	—	—	251,177	454,947	27,454,947	—
Haymaker Acquisition Corp. IV	—	205,330	—	—	—	—	7,254	212,584	—
Mount Logan Funding LP 2018-1A	10,278,111	—	—	178,167	—	1,515,068	1,199,153	13,170,499	178,167
Opportunistic Credit Interval Fund – Class I	2,230,262	6,100,000	—	—	—	(302,262)	196,702	8,224,702	354,738
Palmer Square Capital BDC, Inc.1	7,500,000	5,000,000	—	—	—	—	438,290	12,938,290	1,235,851
Palmer Square European Loan Funding 2021-2X1	1,485,487	—	—	—	—	1,330,496	(925,449)	1,890,534	—
Palmer Square European Loan Funding 2022-1X1	2,009,392	—	—	—	—	1,276,448	(1,215,491)	2,070,349	—
Palmer Square European Loan Funding 2022-2X1	2,974,865	—	—	—	—	1,427,028	(1,390,373)	3,011,520	—
Palmer Square European Loan Funding 2022-3X1	7,672,599	—	—	20,417	—	(983,141)	1,276,415	7,986,290	20,417
Palmer Square European Loan Funding 2022-3X1	4,352,100	—	—	—	23,496	(411,601)	283,235	4,247,229	—
Palmer Square European Loan Funding 2023-1X1	3,691,574	—	—	9,480	—	—	103,107	3,804,161	9,480
Palmer Square European Loan Funding 2023-1A1	7,699,816	—	—	—	—	(149,837)	(703,624)	6,846,355	—
Palmer Square European Loan Funding 2023-1X1	—	10,270,270	—	14,411	—	—	(241,336)	10,043,345	14,411
Palmer Square European Loan Funding 2023-2X1	—	9,266,474	—	—	—	—	(418,377)	8,848,097	—
Palmer Square Loan Funding Ltd. 2022-3A1	6,276,546	—	—	—	—	(26,546)	66,550	6,316,550	—
Palmer Square Loan Funding Ltd. 2023-4A1	—	12,750,000	—	—	—	—	—	12,750,000	—

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Name of Issuer	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Investment Income (Loss)
Palmer Square Loan Funding Ltd. 2020-1A1	866,837	—	—	—	(966,499)	383,164	(282,508)	993	—
Palmer Square Loan Funding Ltd. 2020-4A1	1,419,808	—	—	—	—	830,192	(631,934)	1,618,066	—
Palmer Square Loan Funding Ltd. 2021-1A1	811,485	—	—	—	—	438,515	(366,885)	883,115	—
Palmer Square Loan Funding Ltd. 2021-3A1	990,675	—	—	—	—	509,325	(527,805)	972,195	—
Palmer Square Loan Funding Ltd. 2021-2A1	1,367,396	—	—	—	—	782,604	(854,385)	1,295,615	—
Palmer Square Loan Funding Ltd. 2021-4A1	2,131,113	—	—	—	—	968,887	(963,020)	2,136,980	—
Palmer Square Loan Funding Ltd. 2022-2A1	4,515,211	—	—	—	—	1,484,789	(1,264,218)	4,735,782	—
Palmer Square Loan Funding Ltd. 2022-1A1	3,764,008	—	—	—	—	1,470,992	(1,071,189)	4,163,811	—
Palmer Square Loan Funding Ltd. 2023-1A1	3,922,387	—	—	—	—	77,613	(56,327)	3,943,673	—
Palmer Square Loan Funding Ltd. 2022-4A1	3,444,732	—	—	4,877	—	107,979	114,771	3,672,359	4,877
Palmer Square Loan Funding Ltd. 2022-4A1	7,903,479	—	—	—	—	146,521	(817,114)	7,232,886	—
Palmer Square Loan Funding Ltd. 2023-2A1	—	9,500,000	—	—	—	—	19,504	9,519,504	—
Palmer Square Loan Funding Ltd. 2023-1A1	—	3,797,500	—	1,351	—	—	84,138	3,882,989	1,351
Palmer Square Loan Funding Ltd. 2023-1A1	—	4,675,000	—	—	—	—	359,811	5,034,811	—
Palmer Square Opportunistic Income Fund1	11,466,490	—	—	—	—	1,333,510	(747,274)	12,052,726	610,383
Pender Real Estate Credit Fund – Class I	35,500,000	—	(6,548,466)	55,388	—	16,533	102,529	29,125,984	921,910
	$178,272,064	$80,064,574	$(6,548,466)	$284,091	$(943,004)	$13,728,585	$(8,317,235)	$256,540,609	$3,864,971
1 Advised or sponsored by a Sub-Adviser.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Name of Issuer	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
BC Partners Lending Corp.	338,600	228,520	—	—	567,120
Driehaus Event Driven Fund	1,436,656	494,319	—	—	1,930,975
Glenmede Secured Options Portfolio – Class Institutional	1,515,655	565,842	—	—	2,081,497
Haymaker Acquisition Corp. IV	—	20,343	—	—	20,343
Mount Logan Funding LP 2018-1A	16,084,782	—	—	—	16,084,782
Opportunistic Credit Interval Fund – Class I	191,603	503,638	—	—	695,241
Palmer Square Capital BDC, Inc.1	459,841	303,030	—	—	762,871
Palmer Square European Loan Funding 2021-2X1	2,500,000	—	—	—	2,500,000
Palmer Square European Loan Funding 2022-1X1	2,975,000	—	—	—	2,975,000
Palmer Square European Loan Funding 2022-2X1	4,000,000	—	—	—	4,000,000
Palmer Square European Loan Funding 2022-3X1	7,500,000	—	—	—	7,500,000
Palmer Square European Loan Funding 2022-3X1	4,000,000	—	—	—	4,000,000
Palmer Square European Loan Funding 2023-1X1	3,700,000	—	—	—	3,700,000
Palmer Square European Loan Funding 2023-1A1	7,100,000	—	—	—	7,100,000
Palmer Square European Loan Funding 2023-1X1	—	10,000,000	—	—	10,000,000
Palmer Square European Loan Funding 2023-2X1	—	8,325,000	—	—	8,325,000
Palmer Square Loan Funding Ltd. 2022-3A1	6,250,000	—	—	—	6,250,000
Palmer Square Loan Funding Ltd. 2023-4A1	—	12,750,000	—	—	12,750,000
Palmer Square Loan Funding Ltd. 2020-1A1	1,250,000	—	—	—	1,250,000
Palmer Square Loan Funding Ltd. 2020-4A1	2,250,000	—	—	—	2,250,000
Palmer Square Loan Funding Ltd. 2021-1A1	1,250,000	—	—	—	1,250,000
Palmer Square Loan Funding Ltd. 2021-3A1	1,500,000	—	—	—	1,500,000
Palmer Square Loan Funding Ltd. 2021-2A1	2,150,000	—	—	—	2,150,000
Palmer Square Loan Funding Ltd. 2021-4A1	3,100,000	—	—	—	3,100,000
Palmer Square Loan Funding Ltd. 2022-2A1	6,000,000	—	—	—	6,000,000
Palmer Square Loan Funding Ltd. 2022-1A1	5,235,000	—	—	—	5,235,000
Palmer Square Loan Funding Ltd. 2023-1A1	4,000,000	—	—	—	4,000,000
Palmer Square Loan Funding Ltd. 2022-4A1	3,700,000	—	—	—	3,700,000
Palmer Square Loan Funding Ltd. 2022-4A1	8,050,000	—	—	—	8,050,000
Palmer Square Loan Funding Ltd. 2023-2A1	—	9,500,000	—	—	9,500,000
Palmer Square Loan Funding Ltd. 2023-1A1	—	3,875,000	—	—	3,875,000
Palmer Square Loan Funding Ltd. 2023-1A1	—	4,675,000	—	—	4,675,000
Palmer Square Opportunistic Income Fund1	697,899	—	—	—	697,899
Pender Real Estate Credit Fund – Class I	3,550,000	—	(649,006)	—	2,900,994
Total	100,785,036	51,240,692	(649,006)	—	151,376,722
1 Advised or sponsored by a Sub-Adviser.
Note 10 — Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2023 by risk category are as follows:
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$1,889,370	$1,889,370
	$1,889,370	$1,889,370
The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended September 30, 2023 are as follows:
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward contracts	$2,458,337	$2,458,337
	$2,458,337	$2,458,337
The notional amount and the number of contracts are included on the Consolidated Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2023 are as follows:
Derivatives not designated as hedging instruments
Forward contracts	Foreign exchange contracts	Notional amount	$(69,668,535)
Note 11 — Disclosures about Offsetting Assets and Liabilities
FASB ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.
The Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
The Fund did not hold swap contracts at September 30, 2023.
The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:
Description/Financial Instrument/ Statement of Assets and Liabilities Category		Gross Amounts Recognized in Statement of Assets and Liabilities	Amounts Not Offset in Statement of Assets and Liabilities
	Counterparty		Financial Instruments*	Cash Collateral**	Net Amount
Unrealized appreciation on forward foreign currency exchange contracts – liability payable	BNP Paribas	$1,889,370	$—	$—	$1,889,370

* Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Investment Manager to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
** Amounts relate to master netting agreements and collateral agreements which have been determined by the Investment Manager to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.
Note 12 — Commitments
Bank loans may be structured to be fully funded at the time of investment or include unfunded investment commitments, which are contractual obligations for future funding. As of September 30, 2023, the Fund did not have unfunded investment commitments to bank loans. The Fund had unfunded capital commitments on Private Investment Funds of $27,192,876 as of September 30, 2023.
Note 13 — Credit Agreement
The Fund, as the borrower, has entered into a credit agreement, as amended (the “Credit Agreement”), with TriState Capital Bank as the lender. The Credit Agreement provides for borrowings on a committed basis in an aggregate principal amount up to $12,000,000, which amount may be increased from time to time upon mutual agreement by the parties. The expiration date of the Credit Agreement is June 27, 2024. In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund. The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage.
For the six months ended September 30, 2023, the Fund incurred a cost related to the setup and maintenance of the credit agreement (the “Commitment fee”) and for the quarterly average daily unused portion of the revolving commitment (the “Unused line of credit fees”) as reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance,

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

maximum outstanding and amount recorded as interest expense for the two (2) days the Fund had outstanding borrowings were 8.43%, $10,000,000, $10,000,000, and $4,621, respectively. As of September 30, 2023 the Fund had $10,000,000 in outstanding borrowings.
Note 14 — Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of September 30, 2023, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of the Fund:
Beneficial Owner	% of Outstanding Shares of the Fund
Charles Schwab & Co.	62.3%
National Financial Services, LLC	25.5%
The Fund has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
Note 15 — Risk Factors
An investment in the Fund involves various risks. The Fund allocates assets to investment funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.
No guarantee or representation is made that the investment program will be successful.
The global outbreak of coronavirus (COVID-19) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.
The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

First Trust Alternative Opportunities Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Note 16 — New Accounting Pronouncements and Regulatory Updates
In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (ASU 2022-03). The ASU clarifies the guidance in Topic 820 when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security and introduces new disclosure requirements for equity securities subject to contractual sale restrictions and measured at fair value in accordance with Topic 820. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management is currently evaluating the impact that adoption of this new accounting standard will have on the Fund’s consolidated financial statements, but the impact of the adoption is not expected to be material.
Note 17 — Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events, which require an entity to recognize in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements other than the following:
The Board declared a cash dividend of $0.15266 and $0.15505 per share from net investment income, payable on October 4, 2023 to Shareholders of record, for Class A and Class I, respectively, as of the close of business on October 3, 2023. The ex-dividend date was October 4, 2023.
The Board declared a cash dividend of $0.15225 and $0.15476 per share from net investment income, payable on November 1, 2023 to Shareholders of record, for Class A and Class I, respectively, as of the close of business on October 31, 2023. The ex-dividend date was November 1, 2023.

First Trust Alternative Opportunities Fund
FUND INFORMATION
September 30, 2023 (Unaudited)

Board Consideration of the Continuation of the Investment Management Agreement and Subadvisory Agreement
At an in-person meeting of the Board of Trustees (the “Board”) held on September 7 – 8, 2023 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the continuation of the investment management agreement between First Trust Capital Management L.P. (the “Investment Manager”) and the Fund (the “Investment Management Agreement”) and the sub-advisory agreement among the Investment Manager, the Fund and RiverNorth Capital Management, LLC (the “Sub-Adviser” and, together with the Investment Manager, the “Advisers”) (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Advisory Agreements”).
In advance of the Meeting, the Board requested and received materials from the Advisers to assist them in considering the approval of the Advisory Agreements. Among other things, the Board reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether to approve either Advisory Agreement. Nor are the items described herein all encompassing of the matters considered by the Board.
The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Advisers to the Fund under the Advisory Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Advisers to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Advisers who provide the investment advisory and administrative services to the Fund. The Board determined that the Advisers’ portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Advisers’ compliance policies and procedures, including those used by the Investment Manager to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund was satisfactory.
PERFORMANCE
The Board considered the investment performance of the Advisers with respect to the Fund, noting that the Advisers also act as investment adviser to certain funds with a similar investment objective and strategy. The Board considered the performance of the Fund, noting that the Fund had strong performance against key indices and its peers for the one-, three- and five-year periods ended March 31, 2023. The Board further considered performance information of the Fund compared to other comparable peer funds. The Board concluded that the performance of the Fund was satisfactory.
FEES AND EXPENSES
The Board reviewed the advisory fee rate, sub-advisory fee rate and total expense ratio of the Fund, noting that the Investment Manager pays the Sub-Adviser from its fee. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including third-party reports on the expenses of other comparable funds. The Board noted that the Fund’s advisory fees and expenses were comparable to the fees and expenses payable by other comparable peer funds. In

First Trust Alternative Opportunities Fund
FUND INFORMATION — Continued
September 30, 2023 (Unaudited)

addition, the Board noted that the Investment Manager has contractually agreed to limit total annual operating expenses and that such agreement would automatically renew for consecutive one-year terms unless the agreement was terminated. The Board concluded that the advisory fees paid by the Fund, the sub-advisory fees payable to the Sub-Adviser and total expense ratio were reasonable and satisfactory in light of the services provided.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the advisory fees under the Investment Management Agreement and the fees paid by the Investment Manager to the Sub-Adviser under the Sub-Advisory Agreement, neither of which included breakpoints. The Board considered the Fund’s advisory fees and the fees paid by the Investment Manager to the Sub-Adviser and concluded that such fees were reasonable and satisfactory in light of the services provided. The Board also noted that the Investment Manager did not anticipate economies of scale as the Fund grows.
PROFITABILITY OF INVESTMENT MANAGER AND SUB-ADVISER
The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager and Sub-Adviser from their relationships with the Fund. The Board also reviewed the Investment Manager’s and Sub-Adviser’s financial condition. The Board noted that the financial condition of each of the Investment Manager and Sub-Adviser appeared stable. The Board determined that the advisory and sub-advisory fees and the compensation to the Investment Manager and Sub-Adviser were reasonable and the financial condition of each was adequate.
ANCILLARY BENEFITS AND OTHER FACTORS
The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund including, without limitation, reputational benefits and the ability to market other investment products offered by the Investment Manager. The Board noted that (i) the Fund’s distributor is an affiliate of the Investment Manager and receives certain compensation in its role as distributor and for other services related to the Fund, which are paid by the Investment Manager; and (ii) an affiliate of the Investment Manager receives management fees for assets held in the Fund by such affiliate’s wealth management clients for services and resources provided by the affiliate to its clients. The Board noted that the Investment Manager and the Sub-Adviser did not have affiliations with the Fund’s transfer agent, administrator or custodian, and in the case of the Sub-Adviser, the distributor, and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board noted that the Sub-Adviser did not anticipate receiving any demonstratable benefits from its relationship with the Fund. The Board concluded that the advisory fees and sub-advisory fees were reasonable in light of the fall-out benefits.
GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Agreements.

First Trust Alternative Opportunities Fund
FUND INFORMATION — Continued
September 30, 2023 (Unaudited)

	TICKER	CUSIP
First Trust Alternative Opportunities Fund – Class A Shares	VFLAX	75943J209
First Trust Alternative Opportunities Fund – Class I Shares	VFLEX	75943J100
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877) 779-1999.
First Trust Alternative Opportunities Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

First Trust Alternative Opportunities Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
account balances

•
account transactions

•
transaction history

•
wire transfer instructions

•
checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

First Trust Alternative Opportunities Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
open an account

•
provide account information

•
give us your contact information

•
make a wire transfer

•
tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
sharing for affiliates’ everyday business purposes — information about your creditworthiness

•
sharing for affiliates from using your information to market to you

•
sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as Vivaldi Asset Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 13.	EXHIBITS.

(a)	(1) Not applicable to semi-annual reports.

(a)	(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)	(3) Not applicable.

(a)	(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Alternative Opportunities Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date:	December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date:	December 8, 2023

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date:	December 8, 2023

* Print the name and title of each signing officer under his or her signature.